SCHEDULE OF STOCK OPTIONS (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Number of Options, Outstanding as of the beginning of the periods	15,950,000	15,950,000	15,950,000	15,950,000
Weighted average exercise price, Outstanding as of the beginning of the periods	$ 0.23	$ 0.23	$ 0.23	$ 0.23
Number of Options, Granted	450,000,000
Weighted average exercise price, Granted	$ 0.028
Number of Options, Exercised
Weighted average exercise price, Exercised
Number of Options, Expired
Weighted average exercise price, Expired
Number of Options, Outstanding as of the end of the periods	465,950,000	15,950,000	15,950,000	15,950,000
Weighted average exercise price, Outstanding as of the end of the periods	$ 0.035	$ 0.23	$ 0.23	$ 0.23
Number of Options, Exercisable, End Balance	254,838,889	15,950,000	15,950,000	15,950,000
Weighted average exercise price, Exercisable, End Balance	$ 0.041	$ 0.23	$ 0.23	$ 0.23
Number of Options, Exercisable as of the end of the periods	254,838,889	15,950,000	15,950,000	15,950,000
Weighted average exercise price, Exercisable as of the end of the periods	$ 0.041	$ 0.23	$ 0.23	$ 0.23